AST SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Common Stocks — 94.9%
Aerospace & Defense — 1.2%
AAR Corp.*	37,670	$1,349,340
Aerojet Rocketdyne Holdings, Inc.*	31,589	1,263,244
BWX Technologies, Inc.(a)	24,901	1,254,263
Curtiss-Wright Corp.	20,466	2,848,049
Ducommun, Inc.*	20,929	830,044
Maxar Technologies, Inc.	43,368	811,849
Moog, Inc. (Class A Stock)	7,800	548,730
National Presto Industries, Inc.	9,000	585,450
V2X, Inc.*	53,900	1,908,060
		11,399,029
Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.*	18,561	1,773,875
Forward Air Corp.	8,298	748,978
Hub Group, Inc. (Class A Stock)*	29,389	2,027,253
Radiant Logistics, Inc.*	55,383	315,129
		4,865,235
Airlines — 0.1%
Hawaiian Holdings, Inc.*(a)	22,753	299,202
Mesa Air Group, Inc.*	50,300	82,995
Spirit Airlines, Inc.*(a)	49,891	938,949
		1,321,146
Auto Components — 0.8%
Adient PLC*	65,180	1,808,745
American Axle & Manufacturing Holdings, Inc.*	104,137	711,256
Goodyear Tire & Rubber Co. (The)*(a)	180,673	1,822,990
LCI Industries	20,745	2,104,788
Standard Motor Products, Inc.	16,997	552,402
		7,000,181
Automobiles — 0.5%
Harley-Davidson, Inc.(a)	97,557	3,402,788
Thor Industries, Inc.(a)	17,694	1,238,226
		4,641,014
Banks — 16.8%
1st Source Corp.	13,349	618,059
ACNB Corp.	6,200	186,248
Amalgamated Financial Corp.(a)	67,621	1,524,854
Ameris Bancorp	94,490	4,224,648
Associated Banc-Corp.	138,718	2,785,457
Atlantic Union Bankshares Corp.	70,773	2,150,084
Banc of California, Inc.	13,960	222,941
Bancorp, Inc. (The)*	6,500	142,870
Bank of Marin Bancorp	7,400	221,630
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)(a)	29,712	964,452
BankUnited, Inc.(a)	77,063	2,633,243
Banner Corp.	47,918	2,830,995
Bar Harbor Bankshares	9,213	244,329
BayCom Corp.	17,000	298,860
BCB Bancorp, Inc.	12,000	201,960
Berkshire Hills Bancorp, Inc.(a)	56,483	1,541,986
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Brookline Bancorp, Inc.	170,344	$1,984,508
Business First Bancshares, Inc.(a)	18,016	387,884
Byline Bancorp, Inc.	22,949	464,717
Cadence Bank(a)	82,789	2,103,668
Camden National Corp.	9,000	383,400
Capital Bancorp, Inc.	5,744	132,686
Capital City Bank Group, Inc.	9,885	307,522
Capstar Financial Holdings, Inc.	44,303	820,935
Carter Bankshares, Inc.*	8,600	138,460
Cathay General Bancorp	26,237	1,009,075
Central Pacific Financial Corp.	30,177	624,362
Central Valley Community Bancorp	13,500	239,085
Civista Bancshares, Inc.	14,200	294,792
CNB Financial Corp.	8,500	200,345
Colony Bankcorp, Inc.	3,600	46,908
Columbia Banking System, Inc.(a)	38,543	1,113,507
Community Bank System, Inc.	29,383	1,765,331
Community Financial Corp. (The)	2,960	101,528
Community Trust Bancorp, Inc.	14,129	572,931
ConnectOne Bancorp, Inc.	136,300	3,143,078
CrossFirst Bankshares, Inc.*	21,206	276,738
Customers Bancorp, Inc.*	55,054	1,622,992
CVB Financial Corp.(a)	139,474	3,531,482
Dime Community Bancshares, Inc.	21,715	635,815
Eagle Bancorp, Inc.	17,500	784,350
Eastern Bankshares, Inc.	102,022	2,003,712
Enterprise Financial Services Corp.	17,596	774,928
Esquire Financial Holdings, Inc.	1,800	67,590
FB Financial Corp.	55,049	2,103,422
Financial Institutions, Inc.	28,537	686,886
First Bancorp	6,145	224,784
First BanCorp. (Puerto Rico)(a)	206,482	2,824,674
First Bancshares, Inc. (The)	12,300	367,401
First Busey Corp.	26,800	589,064
First Business Financial Services, Inc.	9,623	310,919
First Citizens BancShares, Inc. (Class A Stock)(a)	939	748,787
First Commonwealth Financial Corp.	32,091	412,048
First Financial Bancorp	23,400	493,272
First Financial Bankshares, Inc.(a)	25,890	1,082,979
First Financial Corp.	29,192	1,319,186
First Foundation, Inc.	24,640	446,970
First Hawaiian, Inc.	85,443	2,104,461
First Horizon Corp.	70,171	1,606,916
First Internet Bancorp	23,334	790,089
First Interstate BancSystem, Inc. (Class A Stock)(a)	19,900	802,965
First Merchants Corp.	104,773	4,052,620
First Mid Bancshares, Inc.	5,700	182,229
First of Long Island Corp. (The)	17,700	305,148
First Western Financial, Inc.*	2,100	51,765
Flushing Financial Corp.	34,400	666,328
FNB Corp.	75,800	879,280
Fulton Financial Corp.	26,600	420,280
German American Bancorp, Inc.(a)	23,303	832,150
Glacier Bancorp, Inc.(a)	32,532	1,598,297
Great Southern Bancorp, Inc.(a)	12,131	692,316
Hancock Whitney Corp.	126,002	5,772,152
A0

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Hanmi Financial Corp.	56,379	$1,335,055
HBT Financial, Inc.	13,821	250,851
Heartland Financial USA, Inc.	20,814	902,495
Heritage Commerce Corp.	43,095	488,697
Heritage Financial Corp.	36,023	953,529
Hilltop Holdings, Inc.(a)	30,900	767,865
Home BancShares, Inc.(a)	105,109	2,366,004
HomeStreet, Inc.	24,500	705,845
HomeTrust Bancshares, Inc.	5,575	123,207
Hope Bancorp, Inc.	58,400	738,176
Horizon Bancorp, Inc.	49,847	895,252
Independent Bank Corp. (XNGS)	30,397	2,265,488
Independent Bank Corp. (XLON)	36,971	706,146
Independent Bank Group, Inc.	17,301	1,062,108
International Bancshares Corp.	12,700	539,750
Investar Holding Corp.	10,700	212,930
Lakeland Bancorp, Inc.	40,082	641,713
Lakeland Financial Corp.	24,790	1,804,960
Live Oak Bancshares, Inc.(a)	17,900	547,740
Macatawa Bank Corp.	27,400	253,724
Mercantile Bank Corp.	12,500	371,375
Midland States Bancorp, Inc.	27,743	653,903
MidWestOne Financial Group, Inc.	15,311	417,837
MVB Financial Corp.	3,080	85,716
National Bank Holdings Corp. (Class A Stock)	10,509	388,728
National Bankshares, Inc.	4,502	151,988
NBT Bancorp, Inc.	12,230	464,128
Northeast Bank	8,400	308,028
Northrim BanCorp, Inc.	5,900	245,204
OceanFirst Financial Corp.	203,328	3,790,034
OFG Bancorp (Puerto Rico)	71,279	1,791,241
Old National Bancorp	225,546	3,714,743
Old Second Bancorp, Inc.	48,953	638,837
Origin Bancorp, Inc.	27,454	1,056,155
Orrstown Financial Services, Inc.	18,627	445,558
Pacific Premier Bancorp, Inc.	75,661	2,342,465
PacWest Bancorp	120,557	2,724,588
Parke Bancorp, Inc.(a)	12,000	251,520
PCB Bancorp	17,300	312,611
Peapack-Gladstone Financial Corp.	36,158	1,216,717
Peoples Bancorp, Inc.	22,188	641,899
Pinnacle Financial Partners, Inc.(a)	23,636	1,916,880
Preferred Bank	17,939	1,170,161
Premier Financial Corp.	29,318	753,473
Primis Financial Corp.(a)	16,400	198,932
Professional Holding Corp. (Class A Stock)*	2,700	70,038
QCR Holdings, Inc.	9,870	502,778
RBB Bancorp(a)	16,700	347,026
Renasant Corp.	66,965	2,094,665
Republic Bancorp, Inc. (Class A Stock)	14,603	559,295
S&T Bancorp, Inc.	18,300	536,373
Shore Bancshares, Inc.	4,500	77,940
Sierra Bancorp	19,955	394,111
Simmons First National Corp. (Class A Stock)	18,900	411,831
SmartFinancial, Inc.	19,968	493,409
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
South Plains Financial, Inc.	2,208	$60,852
SouthState Corp.(a)	62,815	4,969,923
Synovus Financial Corp.	50,850	1,907,383
Texas Capital Bancshares, Inc.*	12,600	743,778
Towne Bank	51,493	1,381,557
TriCo Bancshares	47,217	2,108,239
Trustmark Corp.	16,100	493,143
Umpqua Holdings Corp.	77,486	1,324,236
United Community Banks, Inc.	124,238	4,112,278
Univest Financial Corp.	10,500	246,540
Valley National Bancorp(a)	183,876	1,985,861
Veritex Holdings, Inc.	42,532	1,130,926
Washington Federal, Inc.	117,407	3,519,862
Washington Trust Bancorp, Inc.(a)	8,200	381,136
Webster Financial Corp.	3,162	142,922
WesBanco, Inc.	5,417	180,765
Western Alliance Bancorp	4,000	262,960
Wintrust Financial Corp.	43,473	3,545,223
		156,291,639
Beverages — 0.2%
Primo Water Corp.	148,676	1,865,884
Biotechnology — 3.7%
2seventy bio, Inc.*(a)	35,224	512,509
Agios Pharmaceuticals, Inc.*	37,304	1,054,957
Akero Therapeutics, Inc.*(a)	14,447	491,920
Alkermes PLC*	27,040	603,803
Allogene Therapeutics, Inc.*(a)	112,055	1,210,194
Apellis Pharmaceuticals, Inc.*	13,156	898,555
Arcus Biosciences, Inc.*(a)	55,995	1,464,829
Avidity Biosciences, Inc.*(a)	56,402	921,045
Beam Therapeutics, Inc.*(a)	11,381	542,191
BioCryst Pharmaceuticals, Inc.*	34,830	438,858
Biohaven Pharmaceutical Holding Co. Ltd.*	2,509	379,286
Bluebird Bio, Inc.*	33,777	213,808
Bridgebio Pharma, Inc.*	74,514	740,669
Century Therapeutics, Inc.*(a)	29,325	290,024
Cytokinetics, Inc.*(a)	29,148	1,412,221
Eagle Pharmaceuticals, Inc.*	9,039	238,810
Emergent BioSolutions, Inc.*	35,100	736,749
EQRx, Inc.*(a)	238,302	1,179,595
FibroGen, Inc.*(a)	34,967	454,921
Generation Bio Co.*	32,942	174,922
Intellia Therapeutics, Inc.*	7,891	441,580
Iovance Biotherapeutics, Inc.*	157,797	1,511,695
Ironwood Pharmaceuticals, Inc.*(a)	35,300	365,708
Jounce Therapeutics, Inc.*	96,541	225,906
Karyopharm Therapeutics, Inc.*	79,224	432,563
Kezar Life Sciences, Inc.*(a)	136,700	1,176,987
Kura Oncology, Inc.*(a)	31,805	434,456
Lexicon Pharmaceuticals, Inc.*(a)	467,069	1,120,966
MacroGenics, Inc.*	30,791	106,537
Mersana Therapeutics, Inc.*	71,620	484,151
Myriad Genetics, Inc.*	56,773	1,083,229
Prothena Corp. PLC (Ireland)*(a)	19,271	1,168,401
REGENXBIO, Inc.*	20,026	529,287

A1

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Relay Therapeutics, Inc.*(a)	110,338	$2,468,261
REVOLUTION Medicines, Inc.*(a)	31,202	615,304
Sage Therapeutics, Inc.*	29,416	1,151,931
SpringWorks Therapeutics, Inc.*	34,400	981,432
Syndax Pharmaceuticals, Inc.*	82,346	1,978,774
Travere Therapeutics, Inc.*	55,256	1,361,508
Twist Bioscience Corp.*(a)	18,200	641,368
Vanda Pharmaceuticals, Inc.*	76,500	755,820
Veracyte, Inc.*	32,158	533,823
Xencor, Inc.*	23,908	621,130
		34,150,683
Building Products — 1.0%
American Woodmark Corp.*	7,200	315,792
Builders FirstSource, Inc.*	11,313	666,562
JELD-WEN Holding, Inc.*	77,900	681,625
Masonite International Corp.*	19,796	1,411,257
PGT Innovations, Inc.*	21,100	442,256
Resideo Technologies, Inc.*(a)	237,332	4,523,548
UFP Industries, Inc.	15,448	1,114,727
		9,155,767
Capital Markets — 1.5%
Affiliated Managers Group, Inc.	3,500	391,475
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	29,285	788,645
AssetMark Financial Holdings, Inc.*	10,394	190,106
B. Riley Financial, Inc.(a)	12,900	574,308
Cowen, Inc. (Class A Stock)(a)	35,836	1,384,703
Diamond Hill Investment Group, Inc.	2,200	363,000
Donnelley Financial Solutions, Inc.*	14,605	539,947
Evercore, Inc. (Class A Stock)	24,709	2,032,315
Federated Hermes, Inc.	19,000	629,280
Greenhill & Co., Inc.(a)	51,800	307,692
Janus Henderson Group PLC	26,600	540,246
P10, Inc. (Class A Stock)	46,042	484,362
Perella Weinberg Partners(a)	50,200	317,766
Piper Sandler Cos.	5,965	624,774
PJT Partners, Inc. (Class A Stock)	12,743	851,487
Silvercrest Asset Management Group, Inc. (Class A Stock)	12,700	207,645
Stifel Financial Corp.	21,441	1,113,003
StoneX Group, Inc.*	7,972	661,198
Victory Capital Holdings, Inc. (Class A Stock)(a)	48,100	1,121,211
Virtu Financial, Inc. (Class A Stock)	28,700	596,099
Virtus Investment Partners, Inc.	2,781	443,625
		14,162,887
Chemicals — 2.1%
AdvanSix, Inc.	40,520	1,300,692
Ashland, Inc.	9,391	891,863
Avient Corp.(a)	79,600	2,411,880
Cabot Corp.	24,738	1,580,511
Chase Corp.	5,200	434,564
Ecovyst, Inc.*	186,799	1,576,584
FutureFuel Corp.	34,000	205,360
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Hawkins, Inc.	6,900	$269,031
HB Fuller Co.	37,986	2,282,959
Ingevity Corp.*	22,308	1,352,534
Innospec, Inc.	4,700	402,649
Mativ Holdings, Inc.	49,576	1,094,638
Minerals Technologies, Inc.	16,218	801,331
NewMarket Corp.	700	210,581
Tredegar Corp.(a)	42,700	403,088
Trinseo PLC	24,600	450,672
Tronox Holdings PLC (Class A Stock)	58,291	714,065
Valvoline, Inc.	123,201	3,121,913
		19,504,915
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.(a)	232,674	8,895,127
ACCO Brands Corp.	330,105	1,617,514
Brink’s Co. (The)(a)	40,055	1,940,264
Deluxe Corp.	44,437	739,876
Ennis, Inc.	15,810	318,255
GEO Group, Inc. (The)*(a)	140,000	1,078,000
Healthcare Services Group, Inc.	61,500	743,535
Heritage-Crystal Clean, Inc.*	3,092	91,430
HNI Corp.	5,943	157,549
Interface, Inc.	34,700	311,953
KAR Auction Services, Inc.*	62,909	702,694
Kimball International, Inc. (Class B Stock)	67,600	425,204
MillerKnoll, Inc.(a)	50,116	781,810
SP Plus Corp.*	8,243	258,171
Steelcase, Inc. (Class A Stock)(a)	61,762	402,688
UniFirst Corp.	4,972	836,440
Viad Corp.*	14,796	467,258
		19,767,768
Communications Equipment — 0.5%
Calix, Inc.*(a)	18,400	1,124,976
Casa Systems, Inc.*(a)	59,600	186,548
CommScope Holding Co., Inc.*	117,698	1,083,998
Comtech Telecommunications Corp.	71,100	711,711
NETGEAR, Inc.*	41,900	839,676
Viavi Solutions, Inc.*	67,232	877,378
		4,824,287
Construction & Engineering — 1.5%
API Group Corp.*(a)	38,480	510,630
Arcosa, Inc.	33,715	1,927,824
Argan, Inc.	35,979	1,157,444
Dycom Industries, Inc.*	6,249	596,967
EMCOR Group, Inc.	27,795	3,209,767
Fluor Corp.*(a)	28,700	714,343
Great Lakes Dredge & Dock Corp.*	87,537	663,530
MasTec, Inc.*(a)	32,893	2,088,705
Matrix Service Co.*	80,400	332,856
MYR Group, Inc.*	2,300	194,879
Primoris Services Corp.	52,513	853,336
Sterling Infrastructure, Inc.*	49,755	1,068,240

A2

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
Tutor Perini Corp.*	64,100	$353,832
		13,672,353
Construction Materials — 0.2%
Summit Materials, Inc. (Class A Stock)*(a)	82,946	1,987,386
Consumer Finance — 1.3%
Bread Financial Holdings, Inc.	10,300	323,935
Encore Capital Group, Inc.*(a)	35,578	1,618,088
FirstCash Holdings, Inc.	12,544	920,102
LendingClub Corp.*	29,104	321,599
Navient Corp.(a)	99,554	1,462,448
Nelnet, Inc. (Class A Stock)(a)	16,906	1,338,786
PRA Group, Inc.*	30,707	1,009,032
PROG Holdings, Inc.*(a)	13,033	195,234
SLM Corp.	327,057	4,575,528
		11,764,752
Containers & Packaging — 0.7%
Graphic Packaging Holding Co.	262,725	5,186,191
Greif, Inc. (Class A Stock)(a)	9,136	544,232
Myers Industries, Inc.	2,881	47,450
O-I Glass, Inc.*	8,300	107,485
TriMas Corp.	36,605	917,687
		6,803,045
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.*	38,128	1,389,766
Carriage Services, Inc.	13,665	439,466
Graham Holdings Co. (Class B Stock)	700	376,586
Stride, Inc.*(a)	125,058	5,256,188
WW International, Inc.*	7,738	30,410
		7,492,416
Diversified Financial Services — 0.1%
Alerus Financial Corp.	8,928	197,309
Voya Financial, Inc.(a)	17,177	1,039,208
		1,236,517
Diversified Telecommunication Services — 0.4%
ATN International, Inc.(a)	8,143	314,075
EchoStar Corp. (Class A Stock)*(a)	61,826	1,018,274
Iridium Communications, Inc.*(a)	27,529	1,221,462
Liberty Latin America Ltd. (Chile) (Class A Stock)*	182,606	1,130,331
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	42,944	264,106
		3,948,248
Electric Utilities — 1.3%
ALLETE, Inc.	50,700	2,537,535
Hawaiian Electric Industries, Inc.	21,200	734,792
IDACORP, Inc.	30,274	2,997,429
MGE Energy, Inc.	28,138	1,846,697
Otter Tail Corp.(a)	10,300	633,656
PNM Resources, Inc.	15,800	722,534
Portland General Electric Co.(a)	54,542	2,370,395
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Via Renewables, Inc.(a)	14,909	$103,021
		11,946,059
Electrical Equipment — 0.8%
Atkore, Inc.*	8,200	638,042
AZZ, Inc.	21,300	777,663
Encore Wire Corp.(a)	10,900	1,259,386
EnerSys	36,372	2,115,760
GrafTech International Ltd.	198,755	856,634
Powell Industries, Inc.	28,214	594,751
Preformed Line Products Co.	3,600	256,140
Thermon Group Holdings, Inc.*	38,542	593,932
		7,092,308
Electronic Equipment, Instruments & Components — 3.0%
Avnet, Inc.	51,417	1,857,182
Belden, Inc.	59,997	3,601,020
Benchmark Electronics, Inc.	33,226	823,340
CTS Corp.	19,115	796,140
ePlus, Inc.*	8,800	365,552
FARO Technologies, Inc.*	31,592	866,885
Insight Enterprises, Inc.*	55,082	4,539,308
Itron, Inc.*	42,740	1,799,781
Kimball Electronics, Inc.*	19,500	334,425
Knowles Corp.*	65,307	794,786
Methode Electronics, Inc.	20,900	776,435
OSI Systems, Inc.*	1,898	136,770
PC Connection, Inc.	10,000	450,900
Plexus Corp.*	8,000	700,480
Sanmina Corp.*	73,458	3,384,945
ScanSource, Inc.*	35,391	934,676
TD SYNNEX Corp.	16,812	1,364,966
TTM Technologies, Inc.*	200,851	2,647,216
Vishay Intertechnology, Inc.	43,600	775,644
Vontier Corp.	40,900	683,439
		27,633,890
Energy Equipment & Services — 1.8%
Cactus, Inc. (Class A Stock)	31,376	1,205,780
ChampionX Corp.(a)	151,405	2,962,996
Dril-Quip, Inc.*(a)	34,500	673,440
Expro Group Holdings NV*(a)	59,200	754,208
Helix Energy Solutions Group, Inc.*	126,200	487,132
Helmerich & Payne, Inc.(a)	44,210	1,634,444
Liberty Energy, Inc. (Class A Stock)*	31,600	400,688
National Energy Services Reunited Corp.*(a)	167,075	992,425
Newpark Resources, Inc.*	237,800	599,256
NexTier Oilfield Solutions, Inc.*	288,819	2,137,261
Noble Corp. PLC*(a)	7,600	224,808
Patterson-UTI Energy, Inc.	84,143	982,790
Precision Drilling Corp. (Canada)*	13,300	673,304
ProPetro Holding Corp.*	120,036	966,290
Select Energy Services, Inc. (Class A Stock)*	88,689	618,162
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	43,600	408,096

A3

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
TechnipFMC PLC (United Kingdom)*	43,900	$371,394
Tidewater, Inc.*	32,200	698,740
		16,791,214
Entertainment — 0.0%
IMAX Corp.*	25,596	361,416
Equity Real Estate Investment Trusts (REITs) — 5.5%
Acadia Realty Trust	139,216	1,756,906
Agree Realty Corp.(a)	71,849	4,855,555
Alexander & Baldwin, Inc.	36,387	603,296
Alexander’s, Inc.	3,300	689,568
American Assets Trust, Inc.	5,943	152,854
Apple Hospitality REIT, Inc.	82,189	1,155,577
Armada Hoffler Properties, Inc.	25,883	268,666
Braemar Hotels & Resorts, Inc.(a)	84,300	362,490
Broadstone Net Lease, Inc.(a)	27,150	421,640
Centerspace	8,459	569,460
Corporate Office Properties Trust(a)	25,012	581,029
Cousins Properties, Inc.(a)	74,112	1,730,515
DiamondRock Hospitality Co.	38,230	287,107
Equity Commonwealth(a)	42,265	1,029,575
Essential Properties Realty Trust, Inc.	21,820	424,399
First Industrial Realty Trust, Inc.(a)	9,335	418,301
Four Corners Property Trust, Inc.	12,874	311,422
Getty Realty Corp.(a)	21,654	582,276
Gladstone Commercial Corp.(a)	27,201	421,616
Global Medical REIT, Inc.	14,234	121,274
Healthcare Realty Trust, Inc.	126,204	2,631,353
Highwoods Properties, Inc.(a)	5,238	141,217
Hudson Pacific Properties, Inc.(a)	127,301	1,393,946
Independence Realty Trust, Inc.(a)	37,514	627,609
Kite Realty Group Trust	89,522	1,541,569
Paramount Group, Inc.(a)	70,094	436,686
Park Hotels & Resorts, Inc.(a)	58,100	654,206
Pebblebrook Hotel Trust(a)	159,412	2,313,068
Phillips Edison & Co., Inc.(a)	13,056	366,221
Physicians Realty Trust(a)	275,770	4,147,581
Piedmont Office Realty Trust, Inc. (Class A Stock)	56,315	594,686
Plymouth Industrial REIT, Inc.	7,767	130,563
PotlatchDeltic Corp.(a)	26,985	1,107,464
Retail Opportunity Investments Corp.	67,391	927,300
RLJ Lodging Trust	240,546	2,434,326
Ryman Hospitality Properties, Inc.	37,920	2,790,533
Sabra Health Care REIT, Inc.	30,600	401,472
SITE Centers Corp.	241,068	2,581,838
Spirit Realty Capital, Inc.	28,566	1,032,947
STAG Industrial, Inc.	119,438	3,395,622
Terreno Realty Corp.	64,337	3,409,218
UMH Properties, Inc.(a)	9,926	160,305
Urban Edge Properties(a)	12,072	161,041
Urstadt Biddle Properties, Inc. (Class A Stock)	8,934	138,566
Xenia Hotels & Resorts, Inc.	76,827	1,059,444
		51,322,307
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	24,575	$762,562
BJ’s Wholesale Club Holdings, Inc.*	15,199	1,106,639
Natural Grocers by Vitamin Cottage, Inc.	12,800	138,112
Rite Aid Corp.*(a)	99,928	494,644
SpartanNash Co.(a)	105,646	3,065,847
Sprouts Farmers Market, Inc.*	16,211	449,855
United Natural Foods, Inc.*	53,553	1,840,617
		7,858,276
Food Products — 1.0%
B&G Foods, Inc.(a)	18,100	298,469
Darling Ingredients, Inc.*	26,195	1,732,799
Fresh Del Monte Produce, Inc.	55,612	1,292,423
Hostess Brands, Inc.*	110,143	2,559,723
John B. Sanfilippo & Son, Inc.	5,001	378,726
Nomad Foods Ltd. (United Kingdom)*	99,153	1,407,973
Seneca Foods Corp. (Class A Stock)*	2,138	107,841
Simply Good Foods Co. (The)*	21,351	683,018
Sovos Brands, Inc.*	23,678	337,175
Utz Brands, Inc.(a)	47,503	717,295
		9,515,442
Gas Utilities — 1.2%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)(a)	7,685	312,779
Chesapeake Utilities Corp.	16,541	1,908,666
New Jersey Resources Corp.(a)	16,118	623,767
ONE Gas, Inc.	37,217	2,619,705
South Jersey Industries, Inc.	22,800	761,976
Southwest Gas Holdings, Inc.	33,359	2,326,790
Spire, Inc.(a)	39,354	2,452,935
		11,006,618
Health Care Equipment & Supplies — 1.5%
Avanos Medical, Inc.*	49,987	1,088,717
CONMED Corp.(a)	10,823	867,680
Enovis Corp.*	27,968	1,288,486
Envista Holdings Corp.*(a)	83,337	2,734,287
Haemonetics Corp.*(a)	12,603	933,000
Inmode Ltd.*	8,400	244,524
Lantheus Holdings, Inc.*	34,756	2,444,389
LivaNova PLC*(a)	19,032	966,254
NuVasive, Inc.*	27,654	1,211,522
Orthofix Medical, Inc.*	6,034	115,310
QuidelOrtho Corp.*	19,859	1,419,521
Utah Medical Products, Inc.	4,470	381,336
Zynex, Inc.(a)	25,000	226,750
		13,921,776
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*	13,428	1,049,801
AdaptHealth Corp.*(a)	59,488	1,117,185
Amedisys, Inc.*	9,580	927,248
AMN Healthcare Services, Inc.*	6,503	689,058
ModivCare, Inc.*	10,211	1,017,832
National HealthCare Corp.	9,602	608,191

A4

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Option Care Health, Inc.*(a)	28,217	$887,989
Owens & Minor, Inc.	89,678	2,161,240
Patterson Cos., Inc.	8,700	208,974
PetIQ, Inc.*(a)	63,496	438,122
Tenet Healthcare Corp.*	36,408	1,877,925
		10,983,565
Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*	117,759	1,793,470
Change Healthcare, Inc.*	121,144	3,330,248
Health Catalyst, Inc.*(a)	165,990	1,610,103
NextGen Healthcare, Inc.*	76,639	1,356,510
		8,090,331
Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands, Inc.(a)	9,600	175,968
Bluegreen Vacations Holding Corp.	13,725	226,737
Boyd Gaming Corp.	19,230	916,309
Brinker International, Inc.*	24,200	604,516
Dine Brands Global, Inc.(a)	6,300	400,428
El Pollo Loco Holdings, Inc.*	26,300	234,596
International Game Technology PLC(a)	166,435	2,629,673
Jack in the Box, Inc.	3,400	251,838
Krispy Kreme, Inc.(a)	45,122	520,257
Light & Wonder, Inc.*	33,100	1,419,328
RCI Hospitality Holdings, Inc.	7,291	476,394
Red Rock Resorts, Inc. (Class A Stock)(a)	20,556	704,249
Ruth’s Hospitality Group, Inc.	26,200	441,732
SeaWorld Entertainment, Inc.*	30,861	1,404,484
Six Flags Entertainment Corp.*(a)	19,617	347,221
Travel + Leisure Co.	84,771	2,892,386
		13,646,116
Household Durables — 1.4%
Century Communities, Inc.	28,778	1,231,123
Ethan Allen Interiors, Inc.(a)	28,900	610,946
Green Brick Partners, Inc.*(a)	8,400	179,592
Hooker Furnishings Corp.	26,300	354,787
Installed Building Products, Inc.	8,199	664,037
KB Home(a)	29,005	751,810
La-Z-Boy, Inc.(a)	16,200	365,634
LGI Homes, Inc.*(a)	4,000	325,480
Lifetime Brands, Inc.	26,981	182,661
M/I Homes, Inc.*	9,400	340,562
Meritage Homes Corp.*	37,015	2,601,044
Taylor Morrison Home Corp.*	68,560	1,598,819
Tempur Sealy International, Inc.	93,965	2,268,315
Tri Pointe Homes, Inc.*(a)	83,560	1,262,592
Tupperware Brands Corp.*	36,913	241,780
Universal Electronics, Inc.*	11,398	224,199
		13,203,381
Household Products — 0.7%
Central Garden & Pet Co.*	10,000	360,400
Central Garden & Pet Co. (Class A Stock)*	65,942	2,252,579
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
Energizer Holdings, Inc.(a)	100,311	$2,521,818
Spectrum Brands Holdings, Inc.	23,770	927,743
		6,062,540
Independent Power & Renewable Electricity Producers — 0.5%
Clearway Energy, Inc. (Class A Stock)	38,089	1,108,390
Clearway Energy, Inc. (Class C Stock)(a)	46,729	1,488,318
NextEra Energy Partners LP(a)	17,499	1,265,353
Vistra Corp.	46,793	982,653
		4,844,714
Insurance — 3.1%
American Equity Investment Life Holding Co.	25,579	953,841
AMERISAFE, Inc.	12,671	592,116
Assured Guaranty Ltd.	49,921	2,418,672
Axis Capital Holdings Ltd.	62,398	3,066,862
Brighthouse Financial, Inc.*	10,200	442,884
CNO Financial Group, Inc.	109,785	1,972,836
Employers Holdings, Inc.	46,966	1,619,857
Enstar Group Ltd.*	10,825	1,835,812
Greenlight Capital Re Ltd. (Class A Stock)*	23,900	177,816
Hanover Insurance Group, Inc. (The)	28,522	3,654,809
Horace Mann Educators Corp.	15,100	532,879
Kemper Corp.	13,800	569,388
Mercury General Corp.	5,200	147,784
National Western Life Group, Inc. (Class A Stock)	2,100	358,680
Primerica, Inc.	1,700	209,865
RenaissanceRe Holdings Ltd. (Bermuda)	4,946	694,369
RLI Corp.(a)	20,461	2,094,797
Selective Insurance Group, Inc.(a)	34,178	2,782,089
Selectquote, Inc.*	249,500	182,135
SiriusPoint Ltd. (Bermuda)*	116,100	574,695
Stewart Information Services Corp.	10,326	450,627
Trean Insurance Group, Inc.*	39,500	134,300
White Mountains Insurance Group Ltd.(a)	2,335	3,042,552
		28,509,665
Interactive Media & Services — 0.3%
Bumble, Inc. (Class A Stock)*(a)	59,911	1,287,487
Cars.com, Inc.*	71,531	822,607
Outbrain, Inc.*	24,500	89,425
Yelp, Inc.*	22,393	759,347
		2,958,866
Internet & Direct Marketing Retail — 0.1%
Overstock.com, Inc.*	20,500	499,175
IT Services — 1.0%
Cass Information Systems, Inc.	17,200	596,668
Concentrix Corp.	25,646	2,862,863
CSG Systems International, Inc.(a)	22,459	1,187,632
EVERTEC, Inc. (Puerto Rico)	4,983	156,217

A5

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Information Services Group, Inc.	142,300	$677,348
Maximus, Inc.	15,418	892,240
Repay Holdings Corp.*(a)	63,659	449,432
SolarWinds Corp.*	15,600	120,900
TTEC Holdings, Inc.(a)	24,649	1,092,197
Unisys Corp.*	119,038	898,737
		8,934,234
Leisure Products — 0.6%
Johnson Outdoors, Inc. (Class A Stock)	13,700	702,947
Topgolf Callaway Brands Corp.*(a)	228,500	4,400,910
Vista Outdoor, Inc.*(a)	22,600	549,632
		5,653,489
Life Sciences Tools & Services — 0.5%
NeoGenomics, Inc.*	160,812	1,384,591
Pacific Biosciences of California, Inc.*(a)	74,304	431,335
Sotera Health Co.*	117,540	801,623
Syneos Health, Inc.*	40,852	1,926,172
		4,543,721
Machinery — 2.6%
3D Systems Corp.*(a)	53,600	427,728
Allison Transmission Holdings, Inc.	50,836	1,716,223
Altra Industrial Motion Corp.	25,876	869,951
Astec Industries, Inc.	25,574	797,653
Barnes Group, Inc.	19,400	560,272
Blue Bird Corp.*	18,400	153,640
Columbus McKinnon Corp.	65,043	1,701,525
Enerpac Tool Group Corp.	21,700	386,911
EnPro Industries, Inc.	29,648	2,519,487
ESCO Technologies, Inc.(a)	22,369	1,642,779
Federal Signal Corp.	48,059	1,793,562
Flowserve Corp.	29,200	709,560
Gates Industrial Corp. PLC*	36,500	356,240
Greenbrier Cos., Inc. (The)(a)	27,500	667,425
Hillenbrand, Inc.	43,740	1,606,133
L.B. Foster Co. (Class A Stock)*	7,235	70,614
Miller Industries, Inc.	15,100	321,479
Mueller Industries, Inc.(a)	21,592	1,283,428
Mueller Water Products, Inc. (Class A Stock)	33,800	347,126
Proto Labs, Inc.*	12,200	444,446
SPX Technologies, Inc.*	17,015	939,568
Terex Corp.	90,582	2,693,909
Timken Co. (The)	11,500	678,960
Wabash National Corp.(a)	104,564	1,627,016
		24,315,635
Marine — 0.0%
Matson, Inc.	5,400	332,208
Media — 1.7%
AMC Networks, Inc. (Class A Stock)*	54,500	1,106,350
Emerald Holding, Inc.*	68,978	233,146
Entravision Communications Corp. (Class A Stock)	269,717	1,070,776
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
EW Scripps Co. (The) (Class A Stock)*(a)	62,258	$701,648
Gray Television, Inc.	165,740	2,373,397
iHeartMedia, Inc. (Class A Stock)*	33,034	242,139
John Wiley & Sons, Inc. (Class A Stock)	47,270	1,775,461
Nexstar Media Group, Inc.(a)	24,546	4,095,500
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	40,289	728,828
Stagwell, Inc.*(a)	75,700	526,115
TEGNA, Inc.	164,251	3,396,711
		16,250,071
Metals & Mining — 1.1%
Arconic Corp.*	51,461	876,895
ATI, Inc.*	44,645	1,188,003
Carpenter Technology Corp.	32,039	997,695
Coeur Mining, Inc.*	20,524	70,192
Commercial Metals Co.(a)	95,051	3,372,410
Compass Minerals International, Inc.	6,000	231,180
Constellium SE*(a)	136,455	1,383,654
Hecla Mining Co.(a)	110,611	435,807
Kaiser Aluminum Corp.(a)	11,700	717,795
Olympic Steel, Inc.	10,500	239,505
Ryerson Holding Corp.	16,300	419,562
Schnitzer Steel Industries, Inc. (Class A Stock)	14,219	404,673
Warrior Met Coal, Inc.	7,000	199,080
Worthington Industries, Inc.(a)	4,500	171,630
		10,708,081
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Apollo Commercial Real Estate Finance, Inc.	17,700	146,910
Arbor Realty Trust, Inc.(a)	39,900	458,850
Ares Commercial Real Estate Corp.(a)	155,254	1,622,404
Arlington Asset Investment Corp. (Class A Stock)*	47,608	129,494
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	150,597	3,514,934
Dynex Capital, Inc.(a)	78,000	908,700
Ellington Financial, Inc.(a)	24,884	282,931
Granite Point Mortgage Trust, Inc.	21,800	140,392
Great Ajax Corp.	20,000	150,200
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	9,890	296,008
KKR Real Estate Finance Trust, Inc.(a)	167,101	2,715,391
Ladder Capital Corp.	84,976	761,385
MFA Financial, Inc.	18,800	146,264
New York Mortgage Trust, Inc.(a)	163,500	382,590
PennyMac Mortgage Investment Trust(a)	137,286	1,617,229
Ready Capital Corp.(a)	46,737	473,913
Redwood Trust, Inc.(a)	32,358	185,735
Starwood Property Trust, Inc.(a)	81,834	1,491,016
TPG RE Finance Trust, Inc.	175,493	1,228,451

A6

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Two Harbors Investment Corp.(a)	218,292	$724,729
		17,377,526
Multiline Retail — 0.1%
Dillard’s, Inc. (Class A Stock)(a)	2,009	547,975
Franchise Group, Inc.	6,800	165,240
Macy’s, Inc.	38,201	598,609
		1,311,824
Multi-Utilities — 0.3%
Avista Corp.	27,126	1,005,018
Black Hills Corp.(a)	12,401	839,920
NorthWestern Corp.(a)	8,534	420,556
Unitil Corp.	6,474	300,717
		2,566,211
Oil, Gas & Consumable Fuels — 4.3%
Antero Resources Corp.*	2,516	76,813
Arch Resources, Inc.(a)	5,626	667,244
Berry Corp.(a)	128,943	967,073
Brigham Minerals, Inc. (Class A Stock)	27,605	681,015
California Resources Corp.	13,400	514,962
Callon Petroleum Co.*	11,232	393,232
Chord Energy Corp.(a)	17,973	2,458,167
Civitas Resources, Inc.(a)	12,700	728,853
CNX Resources Corp.*(a)	21,341	331,426
CONSOL Energy, Inc.	2,300	147,936
Crescent Energy Co. (Class A Stock)(a)	48,000	646,560
CVR Energy, Inc.(a)	13,271	384,594
Delek US Holdings, Inc.	26,066	707,431
Denbury, Inc.*	4,700	405,422
Enerplus Corp. (Canada)(a)	129,029	1,828,341
Equitrans Midstream Corp.	88,000	658,240
Golar LNG Ltd. (Cameroon)*	82,147	2,047,103
Green Plains, Inc.*(a)	49,094	1,427,163
Kinetik Holdings, Inc.(a)	16,600	540,828
Kosmos Energy Ltd. (Ghana)*	376,749	1,947,792
Laredo Petroleum, Inc.*(a)	6,300	395,955
Matador Resources Co.	20,711	1,013,182
Murphy Oil Corp.	94,882	3,337,000
Northern Oil & Gas, Inc.(a)	18,800	515,308
Ovintiv, Inc.	34,719	1,597,074
Par Pacific Holdings, Inc.*	64,646	1,060,841
PBF Energy, Inc. (Class A Stock)*	22,825	802,527
PDC Energy, Inc.	24,949	1,441,803
Peabody Energy Corp.*(a)	61,466	1,525,586
Permian Resources Corp.*(a)	70,200	477,360
Ranger Oil Corp. (Class A Stock)(a)	23,400	735,930
REX American Resources Corp.*	19,194	535,897
Scorpio Tankers, Inc. (Monaco)	23,705	996,558
SM Energy Co.	53,922	2,028,006
Southwestern Energy Co.*	86,261	527,917
Talos Energy, Inc.*	19,900	331,335
Viper Energy Partners LP	78,389	2,246,629
World Fuel Services Corp.	129,531	3,036,207
		40,165,310
	Shares	Value
Common Stocks (continued)
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.(a)	2,776	$142,103
Mercer International, Inc. (Germany)	41,000	504,300
		646,403
Personal Products — 0.5%
BellRing Brands, Inc.*(a)	45,657	940,991
Edgewell Personal Care Co.(a)	20,974	784,427
Herbalife Nutrition Ltd.*(a)	112,700	2,241,603
Medifast, Inc.	3,800	411,768
Nu Skin Enterprises, Inc. (Class A Stock)	10,500	350,385
USANA Health Sciences, Inc.*	6,300	353,115
		5,082,289
Pharmaceuticals — 0.4%
ANI Pharmaceuticals, Inc.*(a)	13,936	447,903
NGM Biopharmaceuticals, Inc.*	39,547	517,275
Phibro Animal Health Corp. (Class A Stock)	11,300	150,177
Prestige Consumer Healthcare, Inc.*	14,800	737,484
Revance Therapeutics, Inc.*(a)	14,642	395,334
Taro Pharmaceutical Industries Ltd.*	22,852	685,103
Theravance Biopharma, Inc.*(a)	95,766	971,067
		3,904,343
Professional Services — 2.9%
Alight, Inc. (Class A Stock)*(a)	80,230	588,086
ASGN, Inc.*	45,832	4,141,838
Barrett Business Services, Inc.	10,490	818,220
BGSF, Inc.	10,814	120,144
CRA International, Inc.	5,211	462,424
First Advantage Corp.*	66,403	851,950
FTI Consulting, Inc.*(a)	8,987	1,489,236
Heidrick & Struggles International, Inc.	107,331	2,789,533
ICF International, Inc.	15,274	1,665,171
KBR, Inc.(a)	90,453	3,909,379
Kelly Services, Inc. (Class A Stock)	113,743	1,545,767
Kforce, Inc.(a)	12,938	758,814
Korn Ferry	69,554	3,265,560
ManpowerGroup, Inc.	8,500	549,865
Resources Connection, Inc.	32,000	578,240
Science Applications International Corp.	29,321	2,592,856
TrueBlue, Inc.*	41,700	795,636
		26,922,719
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.*(a)	159,971	1,297,365
DigitalBridge Group, Inc.(a)	73,013	913,392
Kennedy-Wilson Holdings, Inc.	202,028	3,123,353
Marcus & Millichap, Inc.	22,000	721,160
RE/MAX Holdings, Inc. (Class A Stock)	26,400	499,224
RMR Group, Inc. (The) (Class A Stock)	29,300	694,117
Seritage Growth Properties (Class A Stock)*(a)	67,400	607,948
		7,856,559

A7

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail — 0.8%
ArcBest Corp.(a)	33,996	$2,472,529
Avis Budget Group, Inc.*(a)	6,285	933,071
Heartland Express, Inc.	35,000	500,850
Landstar System, Inc.	3,700	534,169
PAM Transportation Services, Inc.*	6,500	201,240
Saia, Inc.*	4,364	829,160
Schneider National, Inc. (Class B Stock)(a)	10,200	207,060
Werner Enterprises, Inc.(a)	43,951	1,652,558
		7,330,637
Semiconductors & Semiconductor Equipment — 1.2%
ACM Research, Inc. (Class A Stock)*(a)	56,600	705,236
Alpha & Omega Semiconductor Ltd.*(a)	10,383	319,381
Amkor Technology, Inc.(a)	41,394	705,768
Cirrus Logic, Inc.*	2,700	185,760
Cohu, Inc.*	76,214	1,964,797
Diodes, Inc.*	11,100	720,501
MACOM Technology Solutions Holdings, Inc.*	22,012	1,140,001
Onto Innovation, Inc.*	8,297	531,423
Photronics, Inc.*	109,856	1,606,095
Rambus, Inc.*	26,600	676,172
SMART Global Holdings, Inc.*(a)	54,849	870,454
Ultra Clean Holdings, Inc.*	37,437	964,003
Veeco Instruments, Inc.*	25,833	473,260
		10,862,851
Software — 1.6%
Avaya Holdings Corp.*(a)	255,800	406,722
Cerence, Inc.*(a)	29,898	470,893
CoreCard Corp.*	8,600	187,222
Domo, Inc. (Class B Stock)*	37,779	679,644
Ebix, Inc.(a)	17,400	330,078
InterDigital, Inc.(a)	30,152	1,218,744
JFrog Ltd. (Israel)*(a)	60,629	1,340,507
LiveRamp Holdings, Inc.*	122,035	2,216,156
Marathon Digital Holdings, Inc.*(a)	30,055	321,889
NCR Corp.*	74,454	1,415,371
Riot Blockchain, Inc.*(a)	63,600	445,836
Smartsheet, Inc. (Class A Stock)*	12,149	417,440
Telos Corp.*(a)	72,300	642,747
Tenable Holdings, Inc.*	29,568	1,028,966
Verint Systems, Inc.*	65,393	2,195,897
Xperi Holding Corp.(a)	97,842	1,383,486
		14,701,598
Specialty Retail — 2.6%
Aaron’s Co., Inc. (The)	68,100	661,932
Academy Sports & Outdoors, Inc.(a)	93,462	3,942,227
American Eagle Outfitters, Inc.(a)	95,554	929,740
Asbury Automotive Group, Inc.*	10,830	1,636,413
Big 5 Sporting Goods Corp.(a)	38,100	409,194
Boot Barn Holdings, Inc.*	6,200	362,452
Cato Corp. (The) (Class A Stock)(a)	37,800	360,612
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Children’s Place, Inc. (The)*	4,000	$123,560
Conn’s, Inc.*(a)	8,238	58,325
Foot Locker, Inc.(a)	46,437	1,445,584
Genesco, Inc.*	11,612	456,584
Group 1 Automotive, Inc.(a)	29,169	4,167,375
Guess?, Inc.(a)	23,600	346,212
Haverty Furniture Cos., Inc.(a)	24,900	620,010
Hibbett, Inc.(a)	10,200	508,062
LL Flooring Holdings, Inc.*	23,100	160,083
MarineMax, Inc.*(a)	23,800	709,002
ODP Corp. (The)*	6,104	214,556
OneWater Marine, Inc. (Class A Stock)*	20,100	605,211
Petco Health & Wellness Co., Inc.*(a)	47,035	524,911
Rent-A-Center, Inc.(a)	37,081	649,288
Sally Beauty Holdings, Inc.*(a)	79,590	1,002,834
Signet Jewelers Ltd.(a)	28,371	1,622,537
Sleep Number Corp.*(a)	6,700	226,527
Sonic Automotive, Inc. (Class A Stock)(a)	14,900	645,170
Tilly’s, Inc. (Class A Stock)	29,100	201,372
TravelCenters of America, Inc.*	4,100	221,113
Urban Outfitters, Inc.*(a)	11,100	218,115
Victoria’s Secret & Co.*(a)	27,170	791,190
Zumiez, Inc.*(a)	12,186	262,365
		24,082,556
Technology Hardware, Storage & Peripherals — 0.5%
Avid Technology, Inc.*(a)	23,500	546,610
Super Micro Computer, Inc.*(a)	29,415	1,619,884
Xerox Holdings Corp.(a)	221,599	2,898,515
		5,065,009
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.*	30,551	1,174,381
Carter’s, Inc.(a)	22,636	1,483,337
Deckers Outdoor Corp.*	7,002	2,188,895
G-III Apparel Group Ltd.*	46,408	693,800
Hanesbrands, Inc.(a)	89,164	620,581
Kontoor Brands, Inc.(a)	15,508	521,224
Lakeland Industries, Inc.*(a)	23,833	274,795
Rocky Brands, Inc.	5,000	100,300
Skechers USA, Inc. (Class A Stock)*	32,418	1,028,299
Steven Madden Ltd.	61,123	1,630,150
Vera Bradley, Inc.*	104,000	313,040
		10,028,802
Thrifts & Mortgage Finance — 3.0%
Axos Financial, Inc.*	20,985	718,317
Bridgewater Bancshares, Inc.*	38,941	641,358
Capitol Federal Financial, Inc.(a)	32,800	272,240
Enact Holdings, Inc.(a)	8,300	184,011
Essent Group Ltd.	129,175	4,504,332
Federal Agricultural Mortgage Corp. (Class C Stock)	20,298	2,012,344
Flagstar Bancorp, Inc.	13,903	464,360
FS Bancorp, Inc.	7,800	212,628
Home Bancorp, Inc.	5,700	222,243

A8

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
Kearny Financial Corp.	41,035	$435,792
Luther Burbank Corp.	38,791	450,751
Merchants Bancorp	19,830	457,478
MGIC Investment Corp.	206,481	2,647,086
Mr. Cooper Group, Inc.*	31,578	1,278,909
New York Community Bancorp, Inc.(a)	86,100	734,433
NMI Holdings, Inc. (Class A Stock)*	134,868	2,747,261
Northeast Community Bancorp, Inc.(a)	21,694	269,006
Northfield Bancorp, Inc.	29,000	414,990
PennyMac Financial Services, Inc.	14,199	609,137
Provident Bancorp, Inc.	15,724	225,011
Provident Financial Services, Inc.	18,200	354,900
Radian Group, Inc.	198,975	3,838,228
Southern Missouri Bancorp, Inc.	4,200	214,326
Territorial Bancorp, Inc.	10,600	196,524
TrustCo Bank Corp.	13,200	414,744
Walker & Dunlop, Inc.	32,685	2,736,715
Waterstone Financial, Inc.	23,500	379,760
William Penn Bancorp	9,400	106,878
WSFS Financial Corp.	6,800	315,928
		28,059,690
Tobacco — 0.1%
Universal Corp.(a)	19,704	907,172
Trading Companies & Distributors — 2.4%
Beacon Roofing Supply, Inc.*	25,471	1,393,773
BlueLinx Holdings, Inc.*(a)	19,722	1,224,736
Boise Cascade Co.	29,524	1,755,497
DXP Enterprises, Inc.*	7,927	187,711
GATX Corp.(a)	5,670	482,801
GMS, Inc.*	28,355	1,134,484
Herc Holdings, Inc.	9,081	943,334
MRC Global, Inc.*	90,111	647,898
NOW, Inc.*	176,240	1,771,212
Rush Enterprises, Inc. (Class A Stock)	79,818	3,500,818
Titan Machinery, Inc.*	21,870	618,046
Veritiv Corp.*(a)	13,086	1,279,418
WESCO International, Inc.*(a)	61,966	7,397,501
		22,337,229
Water Utilities — 0.1%
SJW Group	14,776	851,098
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.(a)	43,014	597,895

Total Common Stocks (cost $1,034,388,226)		883,497,971
Exchange-Traded Funds — 3.6%
iShares Russell 2000 Value ETF(a)	141,610	18,257,777
Vanguard Small-Cap Value ETF	103,887	14,897,396

Total Exchange-Traded Funds (cost $39,910,951)		33,155,173

Total Long-Term Investments (cost $1,074,299,177)		916,653,144
	Shares	Value

Short-Term Investments — 23.0%
Affiliated Mutual Fund — 21.7%
PGIM Institutional Money Market Fund (cost $201,454,661; includes $200,950,504 of cash collateral for securities on loan)(b)(we)	201,620,058	$201,478,924
Unaffiliated Fund — 1.3%
Dreyfus Government Cash Management (Institutional Shares)	12,400,416	12,400,416
(cost $12,400,416)

Total Short-Term Investments (cost $213,855,077)		213,879,340

TOTAL INVESTMENTS—121.5% (cost $1,288,154,254)		1,130,532,484

Liabilities in excess of other assets(z) — (21.5)%		(199,897,475)

Net Assets — 100.0%		$930,635,009

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $194,597,629; cash collateral of $200,950,504 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A9

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
79	Russell 2000 E-Mini Index	Dec. 2022	$6,595,710	$(159,523)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10